Cover	9 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	MADISON SQUARE GARDEN ENTERTAINMENT CORP.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-0318813
Entity Address, Address Line One	Two Pennsylvania Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	212
Local Phone Number	465-6000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001952073
Amendment Flag	false
Entity Primary SIC Number	7990
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Two Pennsylvania Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	212
Local Phone Number	465-6000
Contact Personnel Name	Jamal H. Haughton